	BOND FUND SCHEDULE OF INVESTMENTS
	February 28, 2023 (Unaudited)

		Rate (%)	Maturity Date	Principal Amount	Value
	BONDS - 97.6%				$1,524,976,368
	(COST $1,795,695,488)

	Asset-Backed Securities - 15.9%				248,862,204
	AASET Trust, Series 2018-2A A (h)	4.454	11/18/38	562,226	477,093
	AASET Trust, Series 2022-1A A (h)	6.000	05/16/47	6,602,309	6,336,174
	Air Canada, Series 2015-1B (h)	3.875	09/15/24	1,176,044	1,174,902
	American Airlines, Series 2017-1 A	4.000	08/15/30	222,940	194,902
	Aqua Finance Trust, Series 2017-A C (h)	8.350	11/15/35	1,750,000	1,684,562
	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (h)	4.213	12/16/41	5,285,409	4,413,422
	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (h)	5.682	12/16/41	1,214,203	800,937
	Business Jet Securities, LLC, Series 2022-1A A (h)	4.455	06/15/37	6,267,092	5,872,704
	Business Jet Securities, LLC, Series 2022-1A B (h)	5.192	06/15/37	895,299	816,826
	Castle Aircraft Securitization Trust, Series 2019-1A A (h)	3.967	04/15/39	3,004,472	2,621,522
	Castle Aircraft Securitization Trust, Series 2021-1A B (h)	6.656	01/15/46	4,714,387	3,865,951
	Coinstar Funding, LLC, Series 2017-1A A2 (h)	5.216	04/25/47	26,668,038	19,795,730
	DCAL Aviation Finance Ltd., Series 2015-1A A1 (c)(f)(h)	6.213	02/15/40	1,207,880	851,673
	ECAF I Ltd., Series 2015-1A A2 (h)(i)	4.947	06/15/40	8,654,567	5,625,365
	ECAF I Ltd., Series 2015-1A B1 (h)	5.802	06/15/40	19,177,362	4,218,022
	GAIA Aviation Ltd. (TAILWIND), Series 2019-1 B (h)	5.193	12/15/44	3,369,416	2,667,148
	Harley Marine Financing LLC, Series 2018-1A A2 (c)(h)	6.682	05/15/43	12,779,591	12,570,599
	HOA Funding LLC, Series 2021-1A A2 (h)	4.723	08/20/51	12,805,000	10,430,697
	Horizon Aircraft Finance I Ltd., Series 2018-1 B (h)(i)	5.270	12/15/38	2,702,399	1,783,562
	Horizon Aircraft Finance II Ltd., Series 2019-1 A (h)	3.721	07/15/39	3,371,175	2,865,472
	HP Communities LLC (h)	5.320	03/15/23	33,086	33,057
	Icon Brand Holdings LLC, Series 2012-1A A (h)(i)	4.229	01/25/43	7,009,399	2,115,017
	JOL Air Limited, Series 2019-1 B (h)	4.948	04/15/44	907,397	598,486
	KDAC Aviation Finance Ltd., Series 2017-1A A (h)	4.212	12/15/42	2,944,358	2,348,155
	KDAC Aviation Finance Ltd., Series 2017-1A B (h)	5.926	12/15/42	17,132,629	9,176,599
	Kestrel Aircraft Funding Ltd., Series 2018-1A A (h)	4.250	12/15/38	2,160,848	1,779,490
	Kestrel Aircraft Funding Ltd., Series 2018-1A B (h)	5.500	12/15/38	2,691,017	1,773,152
	Labrador Aviation Finance Ltd., Series 2016-1A B1 (h)	5.682	01/15/42	33,166,314	19,069,991
	MACH 1 Cayman Ltd., Series 2019-1 B (h)	4.335	10/15/39	4,341,879	3,138,211
	MAPS Ltd., Series 2018-1A B (h)	5.193	05/15/43	1,593,042	1,042,307
	ME Funding, LLC, Series 2019-1 A2 (h)	6.448	07/30/49	22,252,500	21,560,047
	Merlin Aviation Holdings D.A.C., Series 2016-1 A (h)	4.500	12/15/32	5,003,158	3,944,661
	Merlin Aviation Holdings D.A.C., Series 2016-1 B (e)(f)(h)	6.500	12/15/32	1,554,779	956,571
	METAL LLC, Series 2017-1 A (h)	4.581	10/15/42	15,338,461	9,217,648
	METAL LLC, Series 2017-1 B (h)(i)	6.500	10/15/42	26,657,035	8,798,687
	Mosaic Solar Loans, LLC, Series 2017-2A C (h)	2.000	06/22/43	249,946	239,899
	Pioneer Aircraft Finance Ltd., Series 2019-1 B (h)	4.948	06/15/44	1,419,643	1,022,143
	PNMAC GMSR Issuer Trust, Series 2018-GT1 A (1 month LIBOR + 2.850%, floor 2.850%) (d)(h)	7.467	02/25/25	4,000,000	3,986,687
	Project Silver, Series 2019-1 A (h)	3.967	07/15/44	4,879,520	4,135,397
	PROP Limited, Series 2017-1 B (h)(i)	6.900	03/15/42	4,077,877	1,539,398
	Sapphire Aviation Finance I Ltd., Series 2018-1A B (h)	5.926	03/15/40	7,349,239	3,329,728
	SMB Private Education Loan Trust, Series 2014-A C (h)(i)	4.500	09/15/45	7,000,000	5,984,629
	Sprite Limited, Series 2021-1 A (h)	3.750	11/15/46	8,863,600	7,874,420
	Sprite Limited, Series 2021-1 B (h)	5.100	11/15/46	4,431,800	3,575,828
	TGIF Funding LLC, Series 2017-1A A2 (h)	6.202	04/30/47	24,774,058	23,075,350
	Thunderbolt Aircraft Lease Ltd., Series 2017-A A (h)	4.212	05/17/32	662,899	585,874
	Thunderbolt Aircraft Lease Ltd., Series 2017-A B (h)	5.750	05/17/32	5,137,036	3,722,406
	Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (h)	4.750	11/15/39	4,314,678	2,269,020
	United Air Lines, Series 2020-1 A	5.875	04/15/29	3,772,667	3,746,785
	US Airways, Series 2011-1A	7.125	04/22/25	3,526,550	3,530,488
	WAVE Trust, Series 2017-1A A (h)	3.844	11/15/42	1,822,482	1,417,131
	Willis Engine Structured Trust IV, Series 2018-A A (h)	4.750	09/15/43	5,273,519	4,207,679

	Commercial Mortgage-Backed Securities - 18.9%				295,861,580
	BBCMS Mortgage Trust, Series 2015-VFM A2 (h)	3.375	03/12/36	6,000,000	5,384,723
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1 month LIBOR + 1.150%, floor 1.150%) (d)(h)	5.738	06/15/31	5,608,848	5,600,143
	Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.462	11/10/48	7,000,000	6,232,624
	Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.748	02/10/49	5,000,000	4,022,112
	COMM Mortgage Trust, Series 2012-CR1 B	4.612	05/15/45	1,629,529	1,564,348
	COMM Mortgage Trust, Series 2012-CR1 C (d)	5.332	05/15/45	1,500,000	1,304,905
	COMM Mortgage Trust, Series 2012-CR3 E (d)(h)	4.644	10/15/45	5,000,000	2,890,272
	COMM Mortgage Trust, Series 2012-CR4 AM	3.251	10/15/45	3,000,000	2,721,013
	COMM Mortgage Trust, Series 2012-LC4 B	4.934	12/10/44	2,177,191	2,107,303
	COMM Mortgage Trust, Series 2012-LC4 C (d)	5.302	12/10/44	2,514,188	2,134,998
	COMM Mortgage Trust, Series 2013-CR12 B	4.762	10/10/46	3,020,000	2,545,171
	COMM Mortgage Trust, Series 2014-CR16 C (d)	4.899	04/10/47	5,000,000	4,489,898
	COMM Mortgage Trust, Series 2014-UBS4 D (d)(h)	4.712	08/10/47	9,740,000	6,665,268
	COMM Mortgage Trust, Series 2014-UBS5 B	4.514	09/10/47	3,270,000	3,061,520
	COMM Mortgage Trust, Series 2014-UBS5 C (d)	4.610	09/10/47	6,500,000	5,721,879
	COMM Mortgage Trust, Series 2015-DC1 C (d)	4.299	02/10/48	540,000	472,963
	COMM Mortgage Trust, Series 2015-PC1 D (d)	4.298	07/10/50	2,500,000	2,087,696
	Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.431	12/15/49	3,000,000	2,240,534
	CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	4.256	04/15/50	1,780,000	1,522,368
	CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.208	06/15/57	5,000,000	4,506,775
	CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.177	06/15/57	3,579,000	2,899,554
	CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	4.108	08/15/48	3,905,000	3,515,113
	CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)(i)	3.358	08/15/48	5,795,000	3,311,713
	DBUBS Mortgage Trust, Series 2011-LC3A PM1 (h)	4.452	05/10/44	7,476,810	6,127,841
	DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(h)	4.758	05/10/44	4,197,000	3,229,926
	GS Mortgage Securities Trust, Series 2011-GC5 B (d)(h)	5.156	08/10/44	3,000,000	2,437,601
	GS Mortgage Securities Trust, Series 2013-GC12 C	4.179	06/10/46	4,705,000	4,655,086
	GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.505	09/10/47	4,340,000	4,038,682
	GS Mortgage Securities Trust, Series 2014-GC24 D (d)(f)(h)(i)	4.526	09/10/47	2,955,000	1,772,479
	GS Mortgage Securities Trust, Series 2018-3PCK A (1 month LIBOR + 1.950%, floor 1.950%) (d)(h)	6.538	09/15/31	3,608,299	3,547,614
	HMH Trust, Series 2017-NSS A (h)	3.062	07/05/31	5,850,000	5,499,989
	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (h)	5.013	02/15/46	4,626,292	4,449,720
	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (h)	5.360	02/15/46	9,250,000	8,609,100
	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(h)	3.784	12/15/47	3,000,000	2,834,712
	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11 B	3.499	04/15/46	5,000,000	4,420,460
	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(h)(i)	4.560	07/15/47	5,000,000	3,542,281
	JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	4.128	07/15/45	6,048,000	5,916,138
	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 B (d)	4.549	08/15/46	6,310,000	6,164,758
	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.549	08/15/46	5,000,000	4,718,796
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.736	02/15/47	5,060,000	4,253,362
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(h)(i)	4.548	09/15/47	4,966,000	3,722,722
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B	4.116	11/15/47	10,400,000	9,684,651
	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.145	10/15/48	5,496,426	5,046,974
	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B	4.389	11/15/48	500,000	426,638
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7 C (d)	4.110	02/15/46	6,965,913	6,716,499
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 AS (d)	4.067	07/15/46	1,478,864	1,469,173
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	4.067	07/15/46	2,750,000	2,256,708
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.368	08/15/46	6,881,000	6,541,735
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.938	10/15/46	2,110,000	2,017,925
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16 C (d)	4.734	06/15/47	7,015,936	6,424,634
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	4.129	03/15/48	8,000,000	6,735,815
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(h)(i)	4.202	04/15/48	5,000,000	3,993,023
	Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(h)	5.213	06/15/44	623,020	583,936
	Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.573	12/15/48	6,500,000	5,315,941
	Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)	4.129	12/15/49	5,000,000	4,086,207
	Morgan Stanley Capital I Trust, Series 2019-BPR A (1 month LIBOR + 1.650%, floor 1.650%) (d)(h)	6.238	05/15/36	6,216,417	6,044,459
	Palisades Center Trust, Series 2016-PLSD A (f)(h)(i)	2.713	04/13/33	5,000,000	3,100,000
	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 AS (d)	4.364	07/15/46	714,000	707,480
	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12 B (d)	4.364	07/15/46	7,000,000	6,734,473
	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 AS	4.020	08/15/50	1,035,000	997,804
	Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	6,982,500	6,104,707
	Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.596	11/15/48	5,000,000	4,546,137
	Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	5,189,370	4,087,128
	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)	4.551	09/15/58	800,000	749,117
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.454	09/15/48	5,000,000	4,100,234
	Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.134	11/15/59	3,000,000	2,261,294
	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 month LIBOR + 0.875%, floor 0.875%) (d)(h)	5.463	12/15/34	1,625,000	1,523,501
	WFRBS Commercial Mortgage Trust, Series 2012-C10 AS	3.241	12/15/45	521,284	508,287
	WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	1,645,000	1,520,248
	WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.327	12/15/45	7,000,000	6,159,986
	WFRBS Commercial Mortgage Trust, Series 2013-C14 B	3.841	06/15/46	1,500,000	1,300,076
	WFRBS Commercial Mortgage Trust, Series 2013-C14 C (d)	3.975	06/15/46	5,000,000	3,422,646
	WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.511	08/15/46	3,800,000	3,297,017
	WFRBS Commercial Mortgage Trust, Series 2013-C16 C (d)	4.987	09/15/46	2,225,000	2,134,719
	WFRBS Commercial Mortgage Trust, Series 2014-C19 C	4.646	03/15/47	6,000,000	5,725,550
	WFRBS Commercial Mortgage Trust, Series 2014-C20 C (f)(i)	4.513	05/15/47	4,500,000	3,395,879
	WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	2,574,100
	WFRBS Commercial Mortgage Trust, Series 2014-C21 D (h)	3.497	08/15/47	5,000,000	4,122,377
	WP Glimcher Mall Trust, Series 2015-WPG B (d)(h)	3.516	06/05/35	2,900,000	2,500,342

	Convertible Bonds - 0.0%^				800,000
	FedNat Holding Co. (e)(f)(h)(i)(j)	5.000	04/19/26	5,000,000	800,000

	Corporate Bonds - 57.2%				892,947,160
	A10 Capital, LLC (h)	5.875	08/17/26	5,000,000	4,575,566
	A10 Capital, LLC (h)	5.875	08/17/26	1,500,000	1,372,670
	ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	7,722,718
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150	10/29/23	500,000	485,199
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875	01/16/24	1,015,000	1,005,027
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150	02/15/24	6,500,000	6,339,920
	Aircastle Ltd.	4.400	09/25/23	600,000	595,138
	Aircastle Ltd.	4.125	05/01/24	2,390,000	2,328,378
	Aircastle Ltd.	4.250	06/15/26	670,000	635,858
	Amerant Bancorp Inc.	5.750	06/30/25	10,000,000	9,737,310
	Ameris Bancorp (3 month LIBOR + 3.616%) (d)	8.385	03/15/27	5,375,000	5,374,528
	AmTrust Financial Services, Inc.	6.125	08/15/23	39,078,000	37,897,844
	Arbor Realty Trust, Inc.	5.625	05/01/23	8,495,000	8,450,616
	Arbor Realty Trust, Inc. (h)	5.750	04/01/24	10,000,000	9,695,150
	Arbor Realty Trust, Inc. (h)	4.750	10/15/24	10,000,000	9,406,833
	Arbor Realty Trust, Inc.	4.750	10/15/24	1,000,000	940,683
	Arena Finance II LLC (h)	6.750	09/30/25	2,000,000	1,850,000
	Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (d)	7.149	12/15/66	31,751,000	28,496,523
	Axos Financial, Inc. (4.875% to 10/01/25, then TSFR3M + 4.760%) (d)	4.875	10/01/30	8,000,000	7,453,691
	BAC Capital Trust XIII (Greater of 4.000% or 3 month LIBOR + 0.400%, floor 4.000%) (d)(g)	5.169	03/16/23	1,950,000	1,584,980
	Banc of California, Inc. (4.375% to 10/30/25, then SOFRRATE + 4.195%) (d)	4.375	10/30/30	12,500,000	11,515,173
	Bank of America Corp. (5.200% to 06/01/23, then 3 month LIBOR + 3.135%) (d)(g)	5.200	06/01/23	2,500,000	2,490,500
	Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)(i)	0.000	11/19/30	671,000	466,189
	Bank of Montreal (4.800% to 08/25/24, then H15T5Y + 2.979%) (d)(g)	4.800	08/25/24	6,977,000	6,506,991
	Bank of New York Mellon Corp. (3.700% to 03/20/26, then H15T5Y + 3.352%) (d)(g)	3.700	03/20/26	1,000,000	910,486
	Bay Banks of Virginia, Inc. (5.625% to 10/15/24, then TSFR3M + 4.335%) (d)(h)	5.625	10/15/29	3,000,000	2,850,570
	BayCom Corp. (5.250% to 09/15/25, then TSFR3M + 5.210%) (d)	5.250	09/15/30	8,460,000	7,691,509
	BCB Bancorp, Inc. (5.625% to 08/01/23, then 3 month LIBOR + 2.720%) (d)(h)	5.625	08/01/28	9,000,000	8,840,772
	BOKF Merger Corp. Number Sixteen (5.625% to 06/25/25, then 3 month LIBOR + 3.170%) (d)	5.625	06/25/30	10,000,000	9,523,090
	Broadmark Realty Capital Inc. (h)	5.000	11/15/26	5,000,000	4,465,823
	Byline Bancorp, Inc. (6.000% to 07/01/25, then TSFR3M + 5.880%) (d)	6.000	07/01/30	12,000,000	11,744,842
	Capital Funding Bancorp, Inc. (h)	6.000	12/01/23	20,000,000	19,809,646
	Carrington Holding Co., LLC (h)	8.000	01/01/26	12,000,000	11,611,967
	CenterState Bank Corp. (5.750% to 06/01/25, then TSFR3M + 5.617%) (d)	5.750	06/01/30	690,000	668,059
	Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (d)(h)	4.750	09/30/31	7,000,000	6,236,818
	Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)(i)	0.000	07/09/28	740,000	564,492
	Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)(i)	0.000	11/15/28	245,000	183,775
	Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)(e)(i)	0.000	12/23/29	1,152,000	797,162
	Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)(i)	0.000	11/19/30	727,000	501,341
	Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	07/09/33	1,394,000	857,027
	Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)	0.000	12/20/33	2,863,000	1,719,796
	Citigroup, Inc. (3 month LIBOR + 0.550%) (d)	5.508	08/25/36	868,000	707,422
	Congressional Bancshares, Inc. (5.750% to 12/01/24, then TSFR3M + 4.390%) (d)(h)	5.750	12/01/29	5,000,000	4,742,782
	ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then TSFR3M + 5.605%) (d)	5.750	06/15/30	7,780,000	7,392,679
	County Bancorp, Inc. (5.875% to 06/01/23, then 3 month LIBOR + 2.884%) (d)	5.875	06/01/28	8,250,000	8,165,633
	Cowen Inc. (h)	7.250	05/06/24	20,000,000	20,157,658
	Crown Capital Holdings LLC (h)	12.500	01/15/25	5,000,000	4,951,958
	Enterprise Products Operating LLC (3 month LIBOR + 2.7775%) (d)	7.538	06/01/67	8,538,000	7,640,133
	Enterprise Products Operating LLC (5.250% to 08/16/27, then 3 month LIBOR + 3.033%) (d)	5.250	08/16/77	6,666,000	5,952,071
	EverBank Financial Corp. (3 month LIBOR + 4.704%) (d)	9.473	03/15/26	4,000,000	3,939,587
	Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (d)	7.249	05/01/67	17,705,000	16,067,288
	F&M Financial Services Corp. (5.950% to 09/15/24, then TSFR3M + 4.840%) (d)(h)	5.950	09/15/29	9,000,000	8,584,014
	FedNat Holding Co. (e)(f)(i)(j)	7.750	03/15/29	17,000,000	2,720,000
	Fidelity Federal Bancorp (6.875% to 10/15/23, then 3 month LIBOR + 3.790%) (d)(h)	6.875	10/15/28	6,500,000	6,365,500
	Fidelity Federal Bancorp (6.000% to 11/01/24, then TSFR3M + 4.650%) (d)(h)	6.000	11/01/29	7,000,000	6,656,480
	Fifth Third Bancorp (3 month LIBOR + 3.129%) (d)(g)	7.883	03/31/23	10,997,000	10,914,051
	First Financial Bancorp (5.250% to 05/15/25, then TSFR3M + 5.090%) (d)	5.250	05/15/30	3,000,000	2,870,792
	FNB Corp.	4.875	10/02/25	2,000,000	1,910,192
	FPL Group, Inc. (3 month LIBOR + 2.0675%) (d)	6.821	10/01/66	9,285,000	7,961,888
	General Electric Co. (3 month LIBOR + 3.330%) (d)(g)	8.099	06/15/23	39,245,000	39,193,215
	Great Ajax Operating Partnership L.P. (h)	8.875	09/01/27	3,500,000	3,329,352
	Hallmark Financial Services, Inc. (i)	6.250	08/15/29	13,000,000	4,306,250
	Hilltop Holdings Inc. (5.750% to 05/15/25, then TSFR3M + 5.680%) (d)	5.750	05/15/30	8,000,000	7,612,256
	Horizon Bancorp, Inc. (5.625% to 07/01/25, then TSFR3M + 5.490%) (d)	5.625	07/01/30	6,000,000	5,794,063
	Hospitality Properties Trust	4.750	10/01/26	2,000,000	1,735,000
	Howard Bancorp Inc. (6.000% to 12/06/23, then 3 month LIBOR + 3.020%) (d)(h)	6.000	12/06/28	3,000,000	2,955,283
	IIP Operating Partnership, LP	5.500	05/25/26	3,000,000	2,599,191
	JPMorgan Chase & Co. (4.000% to 04/01/25, then TSFR3M + 2.745%) (d)(g)	4.000	04/01/25	5,000,000	4,475,850
	Liberty Commercial Finance LLC (h)	6.000	06/30/26	6,000,000	5,494,864
	Lincoln National Corp. (3 month LIBOR + 2.3575%) (d)	7.234	05/17/66	29,378,000	22,767,950
	Lincoln National Corp. (3 month LIBOR + 2.040%) (d)	6.848	04/20/67	25,384,000	18,784,160
	Medallion Financial Corp. (h)	8.250	03/22/24	10,000,000	9,800,000
	Meridian Corp. (5.375% to 12/30/24, then TSFR3M + 3.950%) (d)	5.375	12/30/29	10,000,000	9,403,417
	Merrill Lynch & Co. (3 month LIBOR + 0.760%) (d)	5.529	09/15/26	400,000	400,548
	Midland States Bancorp, Inc. (5.000% to 09/30/24, then TSFR3M + 3.610%) (d)	5.000	09/30/29	5,500,000	5,183,605
	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (h)	6.500	06/20/27	6,300,000	6,300,000
	Minnwest Corp. (5.875% to 07/15/23, then 3 month LIBOR + 2.980%) (d)(h)	5.875	07/15/28	6,000,000	5,913,703
	MPT Operating Partnership, L.P. / MPT Finance Corp.	5.250	08/01/26	275,000	244,384
	Mylan N.V.	3.950	06/15/26	1,975,000	1,847,335
	New York Mortgage Trust, Inc.	5.750	04/30/26	5,000,000	4,595,679
	Newport Realty Trust, Inc. (h)	6.250	12/01/24	10,000,000	9,415,432
	Newport Realty Trust, Inc.	6.250	12/01/24	1,000,000	941,543
	NexBank Capital, Inc. (3 month LIBOR + 4.585%) (d)(h)	9.315	09/30/27	5,000,000	4,999,665
	Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	10,000,000	8,969,679
	Northpointe Bancshares, Inc. (6.000% to 09/30/24, then TSFR3M + 4.905%) (d)(h)	6.000	09/30/29	5,000,000	4,767,337
	Northpointe Bank (6.875% to 10/01/23, then 3 month LIBOR + 3.765%) (d)(h)	6.875	10/01/28	5,000,000	4,903,037
	OceanFirst Financial Corp. (5.250% to 05/15/25, then TSFR3M + 5.095%) (d)	5.250	05/15/30	6,000,000	5,671,328
	Office Properties Income Trust	4.250	05/15/24	15,838,000	15,223,506
	Office Properties Income Trust	4.500	02/01/25	100,000	91,994
	Old Second Bancorp, Inc. (3 month LIBOR + 3.850%) (d)	8.604	12/31/26	1,945,000	1,932,527
	Omega Healthcare Investors, Inc.	4.375	08/01/23	1,028,000	1,022,016
	Omega Healthcare Investors, Inc.	5.250	01/15/26	525,000	514,632
	Orrstown Financial Services, Inc. (6.000% to 12/30/23, then 3 month LIBOR + 3.160%) (d)	6.000	12/30/28	1,750,000	1,726,865
	Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then TSFR3M + 5.170%) (d)	5.375	06/15/30	5,000,000	4,744,651
	Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR + 5.390%) (d)(h)	6.000	03/31/30	10,000,000	9,587,531
	Pathfinder Bancorp, Inc. (5.500% to 10/15/25, then TSFR3M + 5.320%) (d)	5.500	10/15/30	9,650,000	8,887,054
	PCAP Holdings LP (h)	6.500	07/15/28	10,000,000	8,989,086
	Pedcor Bancorp (7.250% to 02/15/24, then 3 month LIBOR + 4.600%) (d)(h)	7.250	02/15/29	3,000,000	2,940,374
	Pelorus Fund REIT LLC (h)	7.000	09/30/26	5,000,000	4,639,920
	Pinnacle Financial Partners, Inc. (4.125% to 09/15/24, then 3 month LIBOR + 2.775%) (d)	4.125	09/15/29	5,000,000	4,717,804
	Post Brothers Holdings LLC (h)	9.000	08/18/25	5,000,000	5,014,872
	Principal Financial Group, Inc. (3 month LIBOR + 3.044%) (d)	7.908	05/15/55	26,065,000	25,657,734
	Prospect Capital Corp.	5.875	03/15/23	1,400,000	1,399,696
	RBB Bancorp (6.180% to 12/01/23, then 3 month LIBOR + 3.150%) (d)	6.180	12/01/28	7,000,000	6,816,358
	Ready Capital Corp.	6.125	04/30/25	5,000,000	4,795,365
	Ready Capital Corp.	5.500	12/30/28	10,000,000	8,043,178
	ReadyCap Holdings, LLC (h)	4.500	10/20/26	10,000,000	9,015,450
	Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (d)	7.434	12/15/65	33,529,000	29,995,043
	Reliant Bancorp Inc. (5.125% to 12/15/24, then TSFR3M + 3.765%) (d)	5.125	12/15/29	13,000,000	12,185,832
	SCRE Intermediate Holdco, LLC (h)	6.500	02/15/27	8,000,000	7,333,747
	Scripps Networks Interactive, Inc.	3.950	06/15/25	491,000	467,404
	Signature Bank New York (4.000% to 10/15/25, then AMERIBOR RATE + 3.890%) (d)	4.000	10/15/30	4,295,000	3,916,924
	South Street Securities Funding LLC (h)	6.250	12/30/26	5,000,000	4,565,590
	Southern National Bancorp of Virginia, Inc. (3 month LIBOR + 3.950%) (d)(h)	8.752	01/31/27	2,000,000	1,997,411
	Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then TSFR3M + 5.310%) (d)	5.400	09/01/30	2,000,000	1,867,636
	State Street Corp. (3 month LIBOR + 3.597%) (d)(g)	8.366	06/15/23	1,703,000	1,703,000
	Synchrony Bank	5.400	08/22/25	1,000,000	984,035
	Synchrony Financial	4.875	06/13/25	2,576,000	2,506,314
	Texas State Bankshares, Inc. (5.750% to 06/15/24, then 3 month LIBOR + 3.550%) (d)(h)	5.750	06/15/29	4,000,000	3,844,851
	TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (d)	7.074	05/15/67	24,473,000	19,945,449
	Transverse Insurance Group, LLC (h)	6.000	12/15/26	5,000,000	4,478,214
	Trinitas Capital Management, LLC (h)	6.000	07/30/26	3,000,000	2,654,735
	TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month LIBOR + 5.360%) (d)	5.750	05/15/30	10,775,000	10,282,006
	Truist Financial Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (d)(g)	4.800	09/01/24	10,552,000	10,018,074
	Truist Financial Corp. (3 month LIBOR + 3.102%) (d)(g)	7.871	12/15/24	1,000,000	1,012,720
	United Insurance Holdings Corp. (i)(k)	7.250	12/15/27	2,250,000	1,428,750
	Universal Insurance Holdings, Inc.	5.625	11/30/26	7,000,000	6,110,781
	Upjohn Inc.	2.300	06/22/27	500,000	431,829
	UTB Financial Holding Co. (6.500% to 09/01/23, then 3 month LIBOR + 3.620%) (d)(h)	6.500	09/01/28	6,000,000	5,899,199
	VeriSign, Inc.	4.750	07/15/27	1,536,000	1,489,305
	Volunteer State Bancshares, Inc. (5.750% to 11/15/24, then TSFR3M + 4.365%) (d)(h)	5.750	11/15/29	9,000,000	8,547,804
	Waypoint Residential LLC (h)	12.500	12/15/26	10,000,000	9,839,274
	Webster Financial Corp. (4.000% to 12/30/24, then TSFR3M + 2.530%) (d)	4.000	12/30/29	9,700,000	9,210,429
	WEC Energy Group, Inc. (3 month LIBOR + 2.1125%) (d)	6.976	05/15/67	570,000	486,906
	WT Holdings, Inc. (h)	7.000	04/30/23	18,000,000	17,974,371

	Residential Mortgage-Backed Securities - 0.1%				941,864
	Hawaii Housing Finance & Development Corp.	2.600	07/01/37	160,398	142,892
	Minnesota Housing Finance Agency	2.700	09/01/41	885,144	798,972

	Sovereign Bonds - 0.3%				4,802,701
	Antares Holdings LP (h)	6.000	08/15/23	4,830,000	4,802,701

	Taxable Municipal Bonds - 0.1%				1,317,339
	New Jersey Sports & Exposition Authority	6.076	03/01/23	95,000	95,000
	Pontotoc County OK Educational Facilities Authority	4.119	09/01/23	45,000	44,738
	Summit County OH Development Finance Authority	6.250	05/15/26	535,000	535,331
	Utah Infrastructure Agency Telecommunications Revenue and Refunding	3.500	10/15/23	650,000	642,270

	U.S. Government & Agency Securities - 0.3%				4,917,969
	U.S. Treasury Bonds	2.875	11/30/23	5,000,000	4,917,969

	U.S. Government Agency Mortgage-Backed Securities - 4.8%				74,525,551
	Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	2,761,819	441,444
	Fannie Mae Pool, Series 890163	5.500	03/01/24	1,265	1,261
	Fannie Mae REMIC, Series 2011-3 KA	5.000	04/25/40	61,318	60,517
	Fannie Mae REMIC, Series 2011-136 ES (IO) (-1.0 times 1 month LIBOR + 6.550%, floor 0.000%, cap 6.550%) (d)	1.933	02/25/41	294,794	1,403
	Fannie Mae REMIC, Series 2012-14 DS (IO) (-1.0 times 1 month LIBOR + 6.500%, floor 0.000%, cap 6.500%) (d)	1.883	03/25/42	5,808,524	614,183
	Fannie Mae REMIC, Series 2013-7 EI (IO)	3.000	10/25/40	2,637,869	129,210
	Fannie Mae REMIC, Series 2013-20 CS (IO) (-1.0 times 1 month LIBOR + 6.150%, floor 0.000%, cap 6.150%) (d)	1.533	03/25/43	1,904,707	168,967
	Fannie Mae REMIC, Series 2013-29 AI (IO)	2.500	04/25/28	1,674,785	72,492
	Fannie Mae REMIC, Series 2013-31 IH (IO)	3.500	02/25/43	1,529,858	114,007
	Fannie Mae REMIC, Series 2013-38 CI (IO)	3.000	04/25/28	4,329,784	200,593
	Fannie Mae REMIC, Series 2013-93 SI (IO) (-1.0 times 1 month LIBOR + 5.170%, floor 0.000%, cap 5.170%) (d)	0.604	09/25/43	7,085,414	908,592
	Fannie Mae REMIC, Series 2016-64 CI (IO)	3.500	07/25/43	1,085,467	115,026
	Fannie Mae REMIC, Series 2019-44 IP (IO)	4.000	09/25/46	824,836	43,330
	Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	2,486,889	2,194,798
	Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	2,594,360	1,371,274
	Fannie Mae REMIC, Series 2020-94 HC	1.000	01/25/51	25,142	21,609
	Fannie Mae REMIC, Series 2021-23 JB	1.000	04/25/51	1,268,636	958,531
	Fannie Mae REMIC, Series 2021-57 EA	1.000	05/25/46	7,570,866	6,132,699
	Fannie Mae REMIC, Series 2021-57 EB	1.250	05/25/46	2,886,226	2,380,244
	Fannie Mae REMIC, Series 2021-72 UZ	2.000	10/25/51	2,242,735	1,057,095
	Freddie Mac REMIC, Series 4060 SJ (IO) (-1.0 times 1 month LIBOR + 6.650%, floor 0.000%, cap 6.650%) (d)	2.062	02/15/41	339,134	2,680
	Freddie Mac REMIC, Series 4109 AI (IO)	3.000	07/15/31	4,677,215	158,704
	Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times 1 month LIBOR + 4.600%, floor 0.000%, cap 4.600%) (d)	0.034	10/15/42	4,310,747	177,175
	Freddie Mac REMIC, Series 4136 IH (IO)	3.500	09/15/27	1,768,884	67,487
	Freddie Mac REMIC, Series 4139 EI (IO)	3.000	09/15/31	1,590,461	84,746
	Freddie Mac REMIC, Series 4219 AI (IO)	3.500	01/15/43	798,064	97,149
	Freddie Mac REMIC, Series 4238 NS (IO) (-1.0 times 1 month LIBOR + 6.700%, floor 0.000%, cap 6.700%) (d)	2.112	02/15/42	775,022	67,906
	Freddie Mac REMIC, Series 4760 IB (IO)	4.000	10/15/42	5,047,169	611,920
	Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	764,889	396,940
	Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	3,161,237	1,711,766
	Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	515,439	335,891
	Freddie Mac REMIC, Series 5129 BH	1.000	07/25/50	3,772,536	2,812,717
	Freddie Mac REMIC, Series 5129 DM	1.000	08/25/50	3,760,457	2,868,954
	Freddie Mac REMIC, Series 5141 PA	1.000	04/25/50	7,630,773	6,197,324
	Freddie Mac REMIC, Series 5142 ZH	2.500	09/25/51	1,361,409	1,079,422
	Freddie Mac REMIC, Series 5146 ZY	2.000	07/25/51	3,305,487	1,759,846
	Freddie Mac REMIC, Series 5152 NK	1.000	03/25/50	947,527	728,948
	Freddie Mac REMIC, Series 5154 ZQ	2.500	10/25/51	4,333,567	2,818,999
	Freddie Mac REMIC, Series 5160 TZ	1.500	08/25/50	248,173	104,801
	Ginnie Mae Pool, Series 78-2071X	7.000	05/15/33	7,818	8,061
	Ginnie Mae REMIC Trust, Series 2012-27 (IO) (d)	0.270	04/16/53	11,916,918	38,152
	Ginnie Mae REMIC Trust, Series 2015-81 (IO) (d)	0.208	10/16/56	14,057,305	170,899
	Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)	4.000	03/20/43	2,292,443	129,770
	Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)	4.000	06/20/44	1,305,928	33,891
	Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)	4.000	12/20/48	102,095	1,879
	Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)	4.000	05/20/49	174,219	15,879
	Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)	3.500	06/20/49	210,583	25,458
	Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)	3.500	06/20/49	195,203	11,080
	Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)	4.000	04/20/49	171,119	5,111
	Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)	4.000	06/20/49	214,759	8,284
	Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times 1 month LIBOR + 6.050%, floor 0.000%, cap 6.050%) (d)	1.452	03/20/48	4,706,160	291,179
	Ginnie Mae REMIC Trust, Series 2019-136 P	1.500	10/20/45	8,455,355	7,239,258
	Ginnie Mae REMIC Trust, Series 2020-15 QC	1.500	02/20/50	3,035,228	2,404,510
	Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	1,001,995	443,617
	Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	1,619,617	722,828
	Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	389,458	377,978
	Ginnie Mae REMIC Trust, Series 2021-77 BA	1.000	07/20/50	3,271,828	2,490,162
	Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	2,498,754	1,762,053
	Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	1,188,591	645,723
	Ginnie Mae REMIC Trust, Series 2021-136 EZ	2.500	08/20/51	4,213,868	2,876,792
	Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	6,779,229	4,331,687
	Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	3,192,312	1,969,926
	Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	2,130,606	1,421,925
	Ginnie Mae REMIC Trust, Series 2021-142 MZ	2.000	08/20/50	706,704	390,196
	Ginnie Mae REMIC Trust, Series 2021-154 AZ	2.500	09/20/51	3,287,911	2,179,803
	Ginnie Mae REMIC Trust, Series 2021-154 PZ	2.500	09/20/51	3,003,322	1,926,500
	Ginnie Mae REMIC Trust, Series 2021-156 NZ	2.000	09/20/51	3,808,302	2,371,351
	Ginnie Mae REMIC Trust, Series 2021-158 PU	1.000	09/20/51	1,233,097	1,160,949

	SHORT-TERM INVESTMENTS - 1.2%				18,049,744
	(COST $18,049,744)

	Money Market Funds - 0.0%^			Shares	100,000
	First American Government Obligations Fund Class X (a)	4.374		100,000	100,000

	U.S. Government & Agency Securities - 1.2%			Principal Amount	17,949,744
	U.S. Treasury Bills (b)	4.348	03/02/23	8,000,000	7,999,286
	U.S. Treasury Bills (b)	4.582	04/11/23	10,000,000	9,950,458

	TOTAL INVESTMENTS - 98.8% (COST $1,813,745,232)				1,543,026,112

	NET OTHER ASSETS AND LIABILITIES - 1.2%				18,984,940

	NET ASSETS - 100.0%				$1,562,011,052

(a)	Rate shown represents the 7-day yield at February 28, 2023.
(b)	Rate shown represents the current yield for U.S. Treasury Bills at February 28, 2023.
(c)
Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at February 28, 2023.

(d)
Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Non-income producing security.
(f)	Issuer in default on interest and/or principal repayment.
(g)	Perpetual maturity. Date shown represents next contractual call date.
(h)
Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.  At February 28, 2023, the aggregate value of these securities was $632,550,071, representing 40.50% of net assets.

(i)	Illiquid security at February 28, 2023.
(j)
Level 3 security as described in the accompanying notes.  Securities valued using unadjusted broker quotes from brokers or pricing services.  Such values are based on unobservable inputs. At February 28, 2023, the aggregate value of these securities was $3,520,000, representing 0.23% of net assets.

(k)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
^	Rounds to 0.0%.

	Abbreviations:
AMERIBOR	American Interbank Offered Rate
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

DAC	Designated Activity Company
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

	The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2023:
		Level 1	Level 2	Level 3	Total
	Bonds
	Asset-backed securities	$ -	$ 248,862,204	$ –	$ 248,862,204
	Commercial mortgage-backed securities	–	295,861,580	–	295,861,580
	Convertible bonds	–	–	800,000	800,000
	Corporate bonds	–	890,227,160	2,720,000	892,947,160
	Residential mortgage-backed securities	–	941,864	–	941,864
	Sovereign bonds	–	4,802,701	–	4,802,701
	Taxable municipal bonds	–	1,317,339	–	1,317,339
	U.S. government & agency securities	–	4,917,969		4,917,969
	U.S. government agency mortgage-backed securities	–	74,525,551	–	74,525,551
	Total bonds	–	1,521,456,368	3,520,000	1,524,976,368
	Short-term investments
	Money market funds	100,000	–	–	100,000
	U.S. government & agency securities	–	17,949,744	–	17,949,744
	Total short-term investments	100,000	17,949,744	–	18,049,744
	Total investments	$ 100,000	$ 1,539,406,112	$ 3,520,000	$ 1,543,026,112

The Bond Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. There were no transfers between levels during the period.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

	The following is a reconciliation of investments with unobservable inputs (level 3) that were used in determining fair value.

		Convertible bonds	Corporate bonds	Total
	Balance at November 30, 2022	$ 1,925,000	$ 6,848,178	$ 8,773,178
	Purchases	-	-	-
	Sales	-	-	-
	Realized Gain (Loss)	-	-	-
	Net change in unrealized appreciation (depreciation)	(1,125,000)	(4,128,178)	(5,253,178)
	Accrued interest	-	-	-
	Transfer into Level 3	-	-	-
	Transfers out of Level 3	-	-	-
	Balance as of February 28, 2023	$ 800,000	$ 2,720,000	$ 3,520,000

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2023

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS - In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs and rights, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.